Summarized Financial Information of Subsidiaries	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summarized Financial Information of Subsidiaries
37.	SUMMARIZED FINANCIAL INFORMATION OF SUBSIDIARIES

As of December 31, 2017 and 2016, summarized financial information of our principal subsidiaries is as follows:

	December 31, 2017
	Type of Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile S.A.	Consolidated	261,378,069	893,633,580	1,155,011,649	408,687,866	61,965,918	684,357,865	1,155,011,649	1,333,027,456	(1,062,076,645)	270,950,811	177,188,798	132,510,164	6,411,839	139,079,732	(34,030,322)	105,049,408	1,515,176	106,564,584
Grupo Servicios Informaticos e Inmobiliarios Ltda.	Consolidated	-	-	-	-	-	—	-	-	-	-	(1)	(1)	-	(1)	-	(1)	-	(1)
Empresa Eléctrica Pehuenche S.A.	Separate	35,369,243	186,760,346	222,129,589	38,310,560	48,261,590	135,557,439	222,129,589	152,501,383	(36,289,330)	116,212,053	110,957,039	103,556,904	(395,231)	103,206,672	(26,346,081)	76,860,591	-	76,860,591
Grupo Enel Generación Chile S.A.	Consolidated	662,804,359	2,891,657,830	3,554,462,189	543,356,500	1,022,091,737	1,989,013,952	3,554,462,189	1,634,937,088	(903,978,007)	730,959,081	581,142,074	463,860,015	(36,610,248)	537,641,733	(112,099,519)	425,542,214	67,663,516	493,205,730
Grupo GasAtacama Chile S.A..	Consolidated	182,143,224	611,319,090	793,462,314	75,370,131	83,894,880	634,197,303	793,462,314	307,272,380	(170,752,796)	136,519,583	106,213,750	70,509,184	1,432,674	80,142,531	(25,417,139)	54,725,392	(3,338,115)	51,387,277

	December 31, 2016
	Type of Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile S.A.	Consolidated	245,122,732	829,203,115	1,074,325,847	259,684,836	106,283,505	708,357,506	1,074,325,847	1,315,760,851	(1,042,329,385)	273,431,466	192,134,608	156,594,125	8,579,317	165,174,429	(32,589,362)	132,585,067	(21,284,665)	111,300,402
Grupo Servicios Informaticos e Inmobiliarios Ltda.	Consolidated	57,558,313	11,654,352	69,212,665	6,711,190	1,466,867	61,034,608	69,212,665	10,983,012	—	10,983,012	(674,755)	(736,519)	2,565,301	1,828,782	(107,413)	1,721,370	—	1,721,370
Empresa Eléctrica Pehuenche S.A.	Separate	35,730,340	193,496,141	229,226,481	43,012,321	50,044,060	136,170,100	229,226,481	155,568,982	(23,529,448)	132,039,534	125,454,246	116,789,055	24,333	116,813,388	(28,202,602)	88,610,786	—	88,610,786
Compañĺa Eléctrica Tarapacá S.A.	Separate	—	—	—	—	—	—	—	219,980,554	(139,960,874)	80,019,680	62,455,761	36,937,980	(2,519,836)	51,585,349	10,396,319	61,981,668	(924,812)	61,056,856
Grupo Enel Generación Chile S.A.	Consolidated	543,372,956	2,856,309,537	3,399,682,493	555,777,465	1,114,144,776	1,729,760,252	3,399,682,493	1,659,727,329	(895,060,114)	764,667,215	594,772,233	431,386,321	(35,678,633)	525,076,864	(83,216,935)	441,859,929	(86,682,199)	355,177,730
Grupo GasAtacama Chile S.A..	Consolidated	194,264,349	663,665,991	857,930,340	86,380,336	89,573,088	681,976,916	857,930,340	173,489,754	(87,098,923)	86,390,831	67,795,883	45,426,269	6,453,677	53,666,618	(10,337,536)	43,329,082	(1,779,413)	41,549,669